File No. 333-157340

As filed with the Securities and Exchange Commission on June 5, 2009

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.       [ ]

Post-Effective Amendment No. 1 ☒

PIONEER SHORT TERM INCOME FUND

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 742-7825

Registrant’s Telephone Number, including Area Code:

Dorothy E. Bourassa, Pioneer Investment Management, Inc.

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

With Copies To:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street, Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:

Class A shares and Class Y shares

______________________________________

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

This Registration Statement will become effective on June 5, 2009, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

__________________________________________________________________________

Part A - Proxy Statement/Prospectus and Part B - Statement of Additional Information are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on March 30, 2009.

PART C

OTHER INFORMATION

PIONEER SHORT TERM INCOME FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Short Term Income Fund (the “Registrant”) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-114423 and 811-21558), as filed with the Securities and Exchange Commission on December 23, 2008 (Accession No. 0001286364-08-000008), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust	(vi)
(1)(b)	Certificate of Trust	(i)
(1)(c)	Certificate of Amendment to Certificate of Trust	(ii)
(2)	Amended and Restated By-Laws	(vi)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(ix)
(5)	Not applicable
(6)(a)	Amended and Restated Management Contract with Pioneer Investment Management, Inc.	(vi)
(6)(b)	Expense Limitation Agreement	(vi)
(6)(c)	Form of Expense Limitation Agreement	(vii)
(7)(a)	Underwriting Agreement with Pioneer Funds Distributor, Inc.	(ii)
(7)(b)	Dealer Sales Agreement	(v)
(8)	Not applicable
(9)(a)	Custodian Agreement with Brown Brothers Harriman & Co.	(iv)
(9)(b)	Amended Appendix A to Custodian Agreement	(v)
(10)(a)	Pioneer Funds Distribution Plan	(vi)
(10)(b)	Multiple Class Plan pursuant to Rule 18f-3	(ii)
(11)	Opinion of counsel as to the legality of the securities	(viii)
(12)	Opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14	(*)
(13)(a)	Master Investment Company Service Agreement with Pioneer Investment Management Shareholder Services, Inc.	(iv)
(13)(b)	Amendment to Master Investment Company Service Agreement	(v)
(13)(c)	Amended and Restated Administration Agreement with Pioneer Investment Management, Inc.	(vi)
(13)(d)	Amended Exhibit No. 1 to Administration Agreement	(v)
(14)	Consents of Independent Registered Public Accounting Firms	(viii)
(15)	Not applicable

(16)	Power of Attorney	(vii)
(17)(a)	Pioneer Investment Management, Inc. Code of Ethics	(vi)
(17)(b)	Pioneer Funds Code of Ethics	(iii)
(17)(c)	Pioneer Funds Distributor, Inc. Code of Ethics	(iii)
(17)(d)	Form of Proxy Card	(vii)
(17)(e)	The Prospectus and Statement of Additional Information of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund dated April 1, 2008	(vii)
(17)(f)	The Annual Report of Regions Morgan Keegan Select Limited Maturity Fixed Income Fund for the year ended November 30, 2008	(vii)
(17)(g)	The Prospectuses and Statement of Additional Information of the Registrant dated December 31, 2008	(vii)
(17)(h)	The Annual Report of the Registrant for the year ended August 31, 2008	(vii)

______________________________________

(i)

Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Registration Statement on Form N-1A (File Nos. 333-114423 and 811-21558) as filed with the Securities and Exchange Commission (the “SEC”) on April 13, 2004 (Accession No. 0001286364-04-000008).

(ii)

Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 1, 2004 (Accession No. 0001016964-04-000285).

(iii)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2005(Accession No. 0000866707-05-000038).

(iv)

Previously filed. Incorporated herein by reference from the exhibits file with Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (Accession No.0000866707-06-000020).

(v)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 27, 2007 (Accession No. 0001286364-07-000004).

(vi)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 23, 2008 (Accession No. 0001286364-08-000008).

(vii)

Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-157340) as filed with the SEC on February 13, 2009 (Accession No. 0001145443-09-000151).

(viii)

Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-157340) as filed with the SEC on March 30, 2009 (Accession No. 0001145443-09-000638).

(ix)

Previously filed. Attached as Exhibit A-1 to the combined Proxy Statement / Prospectus filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-157340) as filed with the SEC on March 30, 2009 (Accession No. 0001145443-09-000638).

(*)	Filed herewith.

ITEM 17. UNDERTAKINGS.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 5th day of June 2009.

PIONEER SHORT TERM INCOME FUND

By: /s/ Mark E. Bradley

Name: Mark E. Bradley

Title: Chief Financial and Accounting Officer and Treasurer

(Principal Financial and Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ John F. Cogan, Jr.*	Chairman of the Board, Trustee and President	June 5, 2009
John F. Cogan, Jr.

/s/ Mark E. Bradley Mark E. Bradley	Chief Financial and Accounting Officer and Treasurer (Principal Financial and Accounting Officer)	June 5, 2009

/s/ Daniel K. Kingsbury*	Trustee and Executive Vice President	June 5, 2009
Daniel K. Kingsbury

/s/ David R. Bock*	Trustee	June 5, 2009
David R. Bock

/s/ Mary K. Bush*	Trustee	June 5, 2009
Mary K. Bush

/s/ Benjamin M. Friedman*	Trustee	June 5, 2009
Benjamin M. Friedman

/s/ Margaret B.W. Graham*	Trustee	June 5, 2009
Margaret B.W. Graham

/s/Thomas J. Perna*	Trustee	June 5, 2009
Thomas J. Perna

/s/ Marguerite A. Piret*	Trustee	June 5, 2009
Marguerite A. Piret

/s/ Stephen K. West*	Trustee	June 5, 2009
Stephen K. West

* By: /s/ Mark E. Bradley

Mark E. Bradley, Attorney-in-Fact

EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.	Description
(12)	Opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14